OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2022
Disclosure of other operating income [Abstract]
OTHER OPERATING INCOME
4.	OTHER OPERATING INCOME

	December 31, 2022 US$‘000	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Government supports - COVID-19	7	4,668	1,840
Government grants	333	-	-
Other income	-	-	17
Rental income from premises	3	4	3

	343	4,672	1,860

In 2020, the Company received an interest-free loan received under the Canada Emergency Business Account (“CEBA”). The CEBA loans were provided by the Canadian Government to mitigate the financial impact of the Covid-19 outbreak. This interest-free loan was repaid in the year ended December 31, 2022 and an amount of CAD$10,000 (US$7,000) was forgiven, which has been recognised as income. In 2021 and 2020, government supports - COVID-19 comprised funding received under the U.S. government’s Cares Act, specifically its Paycheck Protection Program and its Provider Relief Fund. Six Paycheck Protection Program (“PPP”) loans received by the Company, amounting to US$4,668,000 were forgiven during 2021 and recognised as Other Operating Income in that year. Two PPP loans received by the Company in 2020, amounting to US$1,615,000 were forgiven during 2020 and recognised as Other Operating Income. In addition, in 2020 the Company received US$225,000 under the U.S. government’s Provider Relief Fund and recognised as Other Operating Income. No funding was received under the Provider Relief Fund in either 2021 or 2022.